Significant Accounting Policies (Details) - Schedule of Lease Payments Receivable ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Schedule Of Lease Payments Receivable Abstract
2024	¥ 56,410
2025	32,217
2026	17,106
2027	8,069
2028	6,716
Thereafter	57,685
Total	¥ 178,203